Future Policy Benefits and Claims	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Future Policy Benefits and Claims
Future Policy Benefits and Claims

8. Future Policy Benefits and Claims

Future policy benefits and claims include reserves for short-duration contracts and long-duration contracts as well as certain reinsurance balances, when in a liability position.

The following tables summarize disaggregated amounts included in future policy benefit and claims and reconcile the totals to those reported in the consolidated statements of financial position.

	June 30, 2024	December 31, 2023

	(in millions)
Liability for future policy benefits by segment(1):
Retirement and Income Solutions:
Pension risk transfer	$24,217.6	$23,855.8
Individual fixed income annuities	4,636.1	4,914.1
Total Retirement and Income Solutions	28,853.7	28,769.9
Benefits and Protection:
Specialty Benefits:
Individual disability	1,812.1	1,898.4
Life Insurance:
Term life	1,103.4	1,085.9
Total Benefits and Protection	2,915.5	2,984.3
Corporate:
Long-term care insurance	161.8	166.7
Total liability for future policy benefits	31,931.0	31,920.9

Additional liability for certain benefit features by segment(2):
Benefits and Protection – Life Insurance:
Universal life	5,581.1	5,326.5
Total additional liability for certain benefit features	5,581.1	5,326.5

Reconciling items:
Participating contracts	2,995.2	3,060.5
Short-duration contracts	1,292.7	1,283.4
Cost of reinsurance liability	1,083.2	673.3
Reinsurance recoverable liability	43.3	45.2
Other(3)	157.7	178.2
Future policy benefits and claims per consolidated statements of financial position	$43,084.2	$42,488.0
(1)	Amounts include the deferred profit liability.
(2)	Includes reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years.
(3)	Includes other miscellaneous reserves and the impact of unrealized gains (losses) on the additional liability for certain benefit features.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the six months ended June 30,
	2024	2023

	(in millions)
Balance at beginning of period	$1,405.9	$1,395.0
Less: reinsurance recoverable	67.8	68.6
Net balance at beginning of period	1,338.1	1,326.4
Incurred:
Current year	899.7	827.0
Prior years	(68.3)	(49.6)
Total incurred	831.4	777.4
Payments:
Current year	578.6	528.6
Prior years	250.4	241.3
Total payments	829.0	769.9
Net balance at end of period	1,340.5	1,333.9
Plus: reinsurance recoverable	63.7	67.5
Balance at end of period	$1,404.2	$1,401.4

Incurred liability adjustments relating to prior years, which affected current operations during 2024 and 2023, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Long-Duration Contracts

Gross Premiums or Assessments and Interest Accretion

The amount of gross premiums or assessments and interest accretion recognized by segment in the consolidated statements of operations was as follows:

	Gross premiums or assessments(1)		Interest accretion(2)
	For the six months ended		For the six months ended
	June 30,		June 30,
	2024	2023	2024	2023

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$1,744.1	$1,187.9	$552.6	$495.1
Individual fixed income annuities	28.2	20.0	105.8	110.8
Total Retirement and Income Solutions	1,772.3	1,207.9	658.4	605.9
Benefits and Protection:
Specialty Benefits:
Individual disability	314.5	305.3	49.0	46.7
Life Insurance:
Universal life	356.9	342.1	122.0	93.9
Term life	333.7	322.9	26.8	23.1
Total Benefits and Protection	1,005.1	970.3	197.8	163.7
Corporate:
Long-term care insurance	2.7	2.7	4.5	5.1
Total per consolidated statements of operations	$2,780.1	$2,180.9	$860.7	$774.7
(1)

Gross premiums are included within premiums and other considerations on the consolidated statements of operations. Assessments, which are only applicable to the Life Insurance – Universal life level of aggregation, are included within fees and other revenues on the consolidated statements of operations.

(2)	Interest accretion is included within benefits, claims and settlement expenses on the consolidated statements of operations.

Liability for Future Policy Benefits

The liability for future policy benefits (“LFPB”) for individual and group annuities is generally equal to the present value of expected future policy benefit payments. The reserves are computed using assumptions for mortality and interest. Mortality rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. The LFPB for non-participating term life insurance, individual disability income contracts and individual and group long-term care contracts is generally equal to the present value of expected future policy benefit payments less the present value of expected net premiums. The reserves are computed using assumptions for mortality, interest, morbidity and lapse.

An interest accretion rate is determined for an identified cohort and remains unchanged after the issue year. For policies issued on or prior to December 31, 2020, the interest accretion rate is based on the assumed investment yield when the business was issued. For policies issued after December 31, 2020, the interest accretion rate is based on the upper-medium grade fixed-income instrument yields, which is generally equivalent to a single-A rated bond yield matched to the duration of our insurance liabilities, when the business was issued.

The LFPB is remeasured to reflect current upper-medium grade fixed-income instrument yields as of each reporting date. The liability is calculated by discounting cash flows using rate curves reflecting the currency and duration of the insurance liabilities. For discount rate tenors, or points on the curves, where the upper-medium grade fixed-income instrument yields are not liquid or limited observable market data is available, we use various estimation techniques consistent with fair value measurement guidance.

Further details regarding reference rates used are included under “Interest Accretion and Current Discount Rates.”

Retirement and Income Solutions

The balances and the changes in the present value for expected future policy benefits were as follows:

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
	Pension	Individual	Pension	Individual
	risk	fixed income	risk	fixed income
	transfer	annuities	transfer	annuities

	($ in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$23,855.8	$4,914.1	$21,211.4	$5,019.4
Effect of changes in discount rate assumptions at beginning of period	1,036.1	296.7	1,799.6	439.0
Balance at beginning of period at original discount rate	24,891.9	5,210.8	23,011.0	5,458.4
Effect of changes in cash flow assumptions	—	—	(53.4)	(1.3)
Effect of actual variances from expected experience	(2.8)	(3.9)	(14.6)	(0.1)
Adjusted beginning of period balance at original discount rate	24,889.1	5,206.9	22,943.0	5,457.0
Interest accrual	552.6	105.8	1,008.6	219.1
Benefit payments	(1,092.0)	(249.5)	(1,981.4)	(507.3)
Issuances	1,751.9	27.9	2,921.7	42.0
Balance at end of period at original discount rate	26,101.6	5,091.1	24,891.9	5,210.8
Effect of changes in discount rate assumptions at end of period	(1,884.0)	(455.0)	(1,036.1)	(296.7)
Future policy benefits	24,217.6	4,636.1	23,855.8	4,914.1
Reinsurance impact	(3,335.4)	(4,572.2)	(3,540.8)	(4,869.1)
Future policy benefits after reinsurance	$20,882.2	$63.9	$20,315.0	$45.0

Weighted-average duration for future policy benefits (years)(1)	8.2	7.6	8.5	7.9
(1)	Represents the average of the cohort-level duration of the benefit cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields increased during the six months ended June 30, 2024, resulting in a decrease to the LFPB of $847.9 million for Pension risk transfer and $158.3 million for Individual fixed income annuities.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $763.5 million for Pension risk transfer and $142.3 million for Individual fixed income annuities.

See “Interest Accretion and Current Discount Rates” for further details.

Benefits and Protection

The balances and the changes in the present value for expected net premiums and expected future policy benefits were as follows:

	For the six months ended		For the year ended
	June 30, 2024		December 31, 2023
	Specialty	Life	Specialty	Life
	Benefits	Insurance	Benefits	Insurance
	Individual		Individual
	disability	Term life	disability	Term life

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$2,552.3	$3,793.7	$2,341.8	$3,423.2
Effect of changes in discount rate assumptions at beginning of period	313.7	100.1	395.2	196.0
Balance at beginning of period at original discount rate	2,866.0	3,893.8	2,737.0	3,619.2
Effect of changes in cash flow assumptions	—	—	(37.6)	143.5
Effect of actual variances from expected experience	81.7	44.5	244.3	103.3
Adjusted beginning of period balance at original discount rate	2,947.7	3,938.3	2,943.7	3,866.0
Interest accrual	49.6	90.0	95.6	171.9
Net premiums collected	(139.4)	(190.2)	(273.4)	(359.8)
Issuances	39.5	121.9	100.1	215.7
Balance at end of period at original discount rate	2,897.4	3,960.0	2,866.0	3,893.8
Effect of changes in discount rate assumptions at end of period	(399.9)	(246.9)	(313.7)	(100.1)
Balance at end of period	$2,497.5	$3,713.1	$2,552.3	$3,793.7

Present value of expected future policy benefit payments
Balance at beginning of period	$4,450.7	$4,879.6	$4,040.6	$4,332.2
Effect of changes in discount rate assumptions at beginning of period	903.5	124.5	1,021.4	251.6
Balance at beginning of period at original discount rate	5,354.2	5,004.1	5,062.0	4,583.8
Effect of changes in cash flow assumptions	—	—	(51.5)	181.8
Effect of actual variances from expected experience	88.6	50.2	260.8	116.8
Adjusted beginning of period balance at original discount rate	5,442.8	5,054.3	5,271.3	4,882.4
Interest accrual	98.6	116.8	190.1	220.1
Benefit payments	(106.3)	(169.6)	(210.0)	(330.4)
Issuances	40.4	130.9	102.8	232.0
Balance at end of period at original discount rate	5,475.5	5,132.4	5,354.2	5,004.1
Effect of changes in discount rate assumptions at end of period	(1,165.9)	(315.9)	(903.5)	(124.5)
Balance at end of period	$4,309.6	$4,816.5	$4,450.7	$4,879.6

Future policy benefits(1)	$1,812.1	$1,103.4	$1,898.4	$1,085.9
Reinsurance impact	(403.9)	(244.3)	(421.6)	(214.3)
Future policy benefits after reinsurance	$1,408.2	$859.1	$1,476.8	$871.6

Weighted-average duration for future policy benefits (years)(2)	17.8	8.9	18.4	9.4
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of the cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields increased during the six months ended June 30, 2024, resulting in a decrease to the LFPB of $176.2 million for Individual disability and $44.6 million for Term life.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $36.4 million for Individual disability and $31.2 million for Term life.

See “Interest Accretion and Current Discount Rates” for further details.

We updated our actuarial assumptions during the third quarter of 2023, resulting in a $13.9 million decrease in the LFPB and a $10.2 million increase to income before taxes, net of reinsurance, for Individual disability. This was primarily due to favorable updates to claim incidence rates. The updates also resulted in a $38.3 million increase in the LFPB and a $25.4 million decrease to income before taxes, net of reinsurance, for Term life. This was primarily due to unfavorable updates to mortality assumptions.

Additional Liability for Certain Benefit Features

The LFPB also includes an additional reserve on certain universal life contracts where benefit features result in gains in early years followed by losses in later years. The liability for these future losses is accrued in relation to estimated contract assessments. A premium deficiency exists if the net liabilities together with future premiums are determined to be insufficient to provide for expected future policy benefits. Premium deficiency testing considers, among other factors, anticipated investment income and does not include a provision for adverse deviation. We did not have a premium deficiency reserve as of June 30, 2024 or December 31, 2023.

The balances and the changes in the additional liability for certain benefit features for Life Insurance – Universal life contracts, excluding the impact of unrealized gains (losses), were as follows:

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	($ in millions)
Balance at beginning of period	$5,326.5	$4,095.2
Effect of changes in cash flow assumptions	—	725.4
Effect of actual variances from expected experience	23.3	45.2
Interest accrual	122.0	209.2
Net assessments collected	210.0	378.1
Benefit payments	(100.7)	(126.6)
Balance at end of period	5,581.1	5,326.5
Reinsurance impact	(5,558.7)	(5,306.2)
Balance at end of period after reinsurance	$22.4	$20.3

Weighted-average duration for additional liability (years)(1)	25.1	26.2
(1)	Represents the average of the cohort-level duration of the benefits less the net assessment cash flows weighted by the reserve balance for each cohort.

We updated our actuarial assumptions during the third quarter of 2023, resulting in a $725.4 million increase in the additional liability for certain benefit features primarily due to policyholder lapse behavior assumptions related to ULSG products, resulting in a $13.1 million decrease to income before taxes, net of reinsurance.

Corporate

The balances and the changes in the present value for expected net premiums and expected future policy benefits for long-term care insurance were as follows:

	For the six months ended	For the year ended
	June 30, 2024	December 31, 2023

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$42.8	$64.6
Effect of changes in discount rate assumptions at beginning of period	(3.0)	(3.6)
Balance at beginning of period at original discount rate	39.8	61.0
Effect of changes in cash flow assumptions	—	(13.3)
Effect of actual variances from expected experience	(3.5)	(5.7)
Adjusted beginning of period balance at original discount rate	36.3	42.0
Interest accrual	1.1	2.9
Net premiums collected	(2.8)	(5.1)
Balance at end of period at original discount rate	34.6	39.8
Effect of changes in discount rate assumptions at end of period	1.5	3.0
Balance at end of period	$36.1	$42.8

Present value of expected future policy benefit payments
Balance at beginning of period	$209.5	$248.1
Effect of changes in discount rate assumptions at beginning of period	(20.0)	(18.9)
Balance at beginning of period at original discount rate	189.5	229.2
Effect of changes in cash flow assumptions	—	(40.5)
Effect of actual variances from expected experience	(0.2)	2.5
Adjusted beginning of period balance at original discount rate	189.3	191.2
Interest accrual	5.6	12.5
Benefit payments	(7.1)	(14.2)
Balance at end of period at original discount rate	187.8	189.5
Effect of changes in discount rate assumptions at end of period	10.1	20.0
Balance at end of period	$197.9	$209.5

Future policy benefits(1)	$161.8	$166.7
Reinsurance impact	(161.8)	(166.7)
Future policy benefits after reinsurance	$—	$—

Weighted-average duration for future policy benefits (years)(2)	9.8	10.4
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields increased during the six months ended June 30, 2024, resulting in a decrease to the LFPB of $8.4 million.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $1.7 million.

See “Interest Accretion and Current Discount Rates” for further details.

Expected Future Gross Premiums and Benefit Payments

The amounts of expected undiscounted future benefit payments, expected undiscounted future gross premiums and expected discounted future gross premiums, utilizing the current upper-medium fixed-income instrument yield, were as follows:

	June 30, 2024	December 31, 2023

	(in millions)

Retirement and Income Solutions:
Pension risk transfer
Expected undiscounted future benefit payments	$38,337.8	$36,325.5

Individual fixed income annuities
Expected undiscounted future benefit payments	$7,085.4	$7,292.0

Benefits and Protection – Specialty Benefits:
Individual disability
Expected discounted future gross premiums	$5,311.7	$5,456.4
Expected undiscounted future gross premiums	$8,323.3	$8,264.8
Expected undiscounted future benefit payments	$9,154.9	$8,981.2

Benefits and Protection – Life Insurance:
Term life
Expected discounted future gross premiums	$6,229.2	$6,385.1
Expected undiscounted future gross premiums	$10,471.0	$10,287.2
Expected undiscounted future benefit payments	$8,017.8	$7,832.3

Corporate:
Long-term care insurance
Expected discounted future gross premiums	$36.1	$42.8
Expected undiscounted future gross premiums	$52.1	$60.3
Expected undiscounted future benefit payments	$364.1	$371.0

Interest Accretion and Current Discount Rates

The interest accretion rate shown for each level of aggregation is an average of the cohort-level accretion rates weighted by the reserve balance for each cohort within that level of aggregation. The current discount rate is calculated at a cohort-level based on current upper-medium fixed-income instrument yields and weighted by the reserve balance for each cohort within each level of aggregation. The weighted-average rates were as follows:

	Interest accretion rate		Current discount rate
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Retirement and Income Solutions:
Pension risk transfer	4.58%	4.52%	5.51%	4.99%
Individual fixed income annuities	4.22%	4.22%	5.48%	4.97%
Benefits and Protection:
Specialty Benefits:
Individual disability	3.93%	3.96%	5.56%	5.05%
Life Insurance:
Universal life	4.75%	4.75%	See note (1)	See note (1)
Term life	4.83%	4.83%	5.39%	4.90%
Corporate:
Long-term care insurance	6.16%	6.16%	5.53%	5.01%
(1)

The additional liability for certain benefit features for Life Insurance – Universal life is measured using the discount rate at contract inception. Therefore, the current discount rate is not applicable for this product.

11. Future Policy Benefits and Claims

Future policy benefits and claims include reserves for short-duration contracts and long-duration contracts as well as certain reinsurance balances, when in a liability position.

The following tables summarize disaggregated amounts included in future policy benefit and claims and reconcile the totals to those reported in the consolidated statements of financial position.

	December 31, 2023	December 31, 2022

	(in millions)
Liability for future policy benefits by segment (1):
Retirement and Income Solutions:
Pension risk transfer	$23,855.8	$21,211.4
Individual fixed income annuities	4,914.1	5,019.4
Total Retirement and Income Solutions	28,769.9	26,230.8
Benefits and Protection:
Specialty Benefits:
Individual disability	1,898.4	1,698.8
Life Insurance:
Term life	1,085.9	909.0
Total Benefits and Protection	2,984.3	2,607.8
Corporate:
Long-term care insurance	166.7	183.5
Total liability for future policy benefits	31,920.9	29,022.1

Additional liability for certain benefit features by segment (2):
Benefits and Protection – Life Insurance:
Universal life	5,326.5	4,095.2
Total additional liability for certain benefit features	5,326.5	4,095.2

Reconciling items:
Participating contracts	3,060.5	3,207.2
Short-duration contracts	1,283.4	1,295.6
Cost of reinsurance liability	673.3	479.8
Reinsurance recoverable liability	45.2	39.4
Other (3)	178.2	140.1
Future policy benefits and claims per consolidated statements of financial position	$42,488.0	$38,279.4
(1)	Amounts include the deferred profit liability.
(2)	Includes reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years.
(3)	Includes other miscellaneous reserves and the impact of unrealized gains (losses) on the additional liability for certain benefit features.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Balance at beginning of year	$1,395.0	$1,370.9	$1,686.0
Less: reinsurance recoverable	68.6	68.7	436.9
Net balance at beginning of year	1,326.4	1,302.2	1,249.1
Incurred:
Current year	1,650.4	1,581.8	1,505.1
Prior years	(95.4)	(44.4)	(35.4)
Total incurred	1,555.0	1,537.4	1,469.7
Payments:
Current year	1,189.2	1,138.0	1,067.8
Prior years	354.1	375.2	348.8
Total payments	1,543.3	1,513.2	1,416.6
Net balance at end of year	1,338.1	1,326.4	1,302.2
Plus: reinsurance recoverable	67.8	68.6	68.7
Balance at end of year	$1,405.9	$1,395.0	$1,370.9

Incurred liability adjustments relating to prior years, which affected current operations during 2023, 2022 and 2021, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident, PFML, hospital indemnity and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities. Premium deficiency reserves may be established for short-duration contracts to provide for expected future losses. The premium deficiency reserve calculation considers, among other factors, anticipated investment income.

We have defined claim frequency as follows for each short-duration product:

●	LTD: Claim frequency is based on submitted reserve claim counts.
●	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
●	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
●	STD, Critical Illness, Accident, Hospital Indemnity and PFML: Claim frequency is based on submitted claims.
●	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2023.

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims

	December 31,
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	2023	2023

	($ in millions)
Incurral year

2014	$242.2	$231.4	$214.4	$218.1	$206.2	$201.9	$202.0	$199.3	$199.8	$200.7	$0.1	7,610
2015		231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	208.3	0.1	7,184
2016			229.8	228.4	219.4	219.5	214.4	218.7	221.9	219.0	0.1	6,171
2017				238.4	239.7	243.1	245.8	245.2	246.5	248.9	0.1	6,091
2018					239.4	245.1	239.2	239.8	235.3	238.0	0.1	5,782
2019						255.2	248.4	240.4	240.2	238.6	0.1	5,961
2020							252.1	231.0	221.1	217.7	5.8	5,939
2021								259.7	244.5	221.6	8.5	5,571
2022									274.3	240.5	4.1	5,572
2023										267.4	111.8	3,353
Total net incurred claims										$2,300.7

	Net cumulative paid claims (1)
	December 31,
	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023

	(in millions)
Incurral year

2014	$16.1	$66.0	$96.3	$111.8	$122.3	$132.4	$140.8	$147.2	$153.3	$158.5
2015		16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0	160.3
2016			16.2	70.6	105.6	124.9	136.8	147.2	157.1	165.3
2017				17.8	76.5	115.0	135.9	151.7	165.4	176.8
2018					20.1	79.9	115.7	135.7	150.3	163.3
2019						19.2	79.7	117.5	136.4	150.6
2020							20.6	78.8	113.1	130.0
2021								19.8	79.0	113.2
2022									19.6	76.6
2023										20.0
Total net paid claims										1,314.6
All outstanding liabilities for unpaid claims prior to 2014 net of reinsurance										251.8
Total outstanding liabilities for unpaid claims net of reinsurance										$1,237.9
(1)	2014-2022 unaudited.

Dental, Vision, STD, Critical Illness, Accident, Hospital Indemnity and PFML Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims

	December 31,
	2022	2023	2023	2023

	($ in millions)
Incurral year
2022	$924.4	$910.6	$—	4,317,802
2023	—	1,032.3	57.1	4,566,920
Total net incurred claims	—	$1,942.9	—	—

	Net cumulative
	paid claims (1)
	December 31,
	2022	2023

	(in millions)
Incurral year
2022	$845.5	$909.8
2023	—	954.0
Total net paid claims	—	1,863.8
All outstanding liabilities for unpaid claims prior to 2022 net of reinsurance	—	—
Total outstanding liabilities for unpaid claims net of reinsurance	—	$79.1
(1)	2022 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims

	December 31,
	2022	2023	2023	2023

	($ in millions)
Incurral year
2022	$279.3	$284.2	$1.1	6,168
2023	—	284.8	33.3	5,064
Total net incurred claims	—	$569.0	—	—

	Net cumulative
	paid claims (1)
	December 31,
	2022	2023

	(in millions)
Incurral year
2022	$218.3	$277.5
2023	—	215.1
Total net paid claims	—	492.6
All outstanding liabilities for unpaid claims prior to 2022 net of reinsurance	—	8.1
Total outstanding liabilities for unpaid claims net of reinsurance	—	$84.5
(1)	2022 unaudited.

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2023
		Dental, Vision, STD,
		Critical Illness,
	LTD and Group Life	Accident, Hospital
	Waiver	Indemnity and PFML	Group Life	Consolidated

	(in millions)
Net outstanding liabilities for unpaid claims	$1,237.9	$79.1	$84.5	$1,401.5

Reconciling items:
Reinsurance recoverable on unpaid claims	39.2	—	0.1	39.3
Impact of discounting	(215.0)	—	—	(215.0)
Loss adjustment expense liability	20.5	4.6	12.5	37.6
Liability for unpaid claims - short-duration contracts	$1,082.6	$83.7	$97.1	1,263.4
Insurance contracts other than short-duration				142.5
Liability for unpaid claims				$1,405.9

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2023 (1)
		Dental, Vision, STD,
		Critical Illness,
	LTD and Group Life	Accident, Hospital
Year	Waiver	Indemnity and PFML	Group Life
1	8.1%	92.1%	78.9%
2	25.0	7.9	18.8
3	15.4	—	—
4	8.2	—	—
5	5.8	—	—
6	5.2	—	—
7	4.5	—	—
8	3.5	—	—
9	3.0	—	—
10	2.6	—	—
(1)	Unaudited.

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

			Dental, Vision, STD,
			Critical Illness,
	LTD and Group Life		Accident, Hospital
	Waiver		Indemnity and PFML		Group Life

	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2023	$—	1,082.6	$—	83.7	$—	97.1
December 31, 2022	—	1,076.2	—	79.7	—	73.6
Range of discount rates
December 31, 2023	2.8	7.0%	—	—%	—	—%
December 31, 2022	2.8	7.0	—	—	—	—
Aggregate amount of discount
December 31, 2023	$—	215.0	$—	—	$—	—
December 31, 2022	—	209.4	—	—	—	—
Interest accretion
For the year ended:
December 31, 2023	$—	34.7	$—	—	$—	—
December 31, 2022	—	33.0	—	—	—	—
December 31, 2021	—	33.8	—	—	—	—

Long-Duration Contracts

Gross Premiums or Assessments and Interest Accretion

The amount of gross premiums or assessments and interest accretion recognized by segment in the consolidated statements of operations was as follows:

	Gross premiums or assessments (1)			Interest accretion (2)
	For the year ended			For the year ended
	December 31,			December 31,
	2023	2022	2021	2023	2022	2021

	(in millions)
Retirement and Income Solutions:
Pension risk transfer	$2,905.9	$1,941.0	$1,800.1	$1,008.6	$935.7	$916.7
Individual fixed income annuities	42.5	30.1	83.5	219.1	229.7	240.5
Total Retirement and Income Solutions	2,948.4	1,971.1	1,883.6	1,227.7	1,165.4	1,157.2
Benefits and Protection:
Specialty Benefits:
Individual disability	624.6	601.0	574.1	94.5	90.2	85.6
Life Insurance:
Universal life	681.8	577.7	621.0	209.2	171.2	158.3
Term life	649.1	630.5	619.4	48.2	43.9	43.2
Total Benefits and Protection	1,955.5	1,809.2	1,814.5	351.9	305.3	287.1
Corporate:
Long-term care insurance	5.1	5.2	5.2	9.6	9.8	9.5
Total per consolidated statements of operations	$4,909.0	$3,785.5	$3,703.3	$1,589.2	$1,480.5	$1,453.8
(1)

Gross premiums are included within premiums and other considerations on the consolidated statements of operations. Assessments, which are only applicable to the Life Insurance – Universal life level of aggregation, are included within fees and other revenues on the consolidated statements of operations.

(2)	Interest accretion is included within benefits, claims and settlement expenses on the consolidated statements of operations.

Liability for Future Policy Benefits

The liability for future policy benefits (“LFPB”) for individual and group annuities is generally equal to the present value of expected future policy benefit payments. The reserves are computed using assumptions for mortality and interest. Mortality rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. The LFPB for non-participating term life insurance, individual disability income contracts and individual and group long-term care contracts is generally equal to the present value of expected future policy benefit payments less the present value of expected net premiums. The reserves are computed using assumptions for mortality, interest, morbidity and lapse.

An interest accretion rate is determined for an identified cohort and remains unchanged after the issue year. For policies issued on or prior to December 31, 2020, the interest accretion rate is based on the assumed investment yield when the business was issued. For policies issued after December 31, 2020, the interest accretion rate is based on the upper-medium grade fixed-income instrument yields, which is generally equivalent to a single-A rated bond yield matched to the duration of our insurance liabilities, when the business was issued.

The LFPB is remeasured to reflect current upper-medium grade fixed-income instrument yields as of each reporting date. The liability is calculated by discounting cash flows using rate curves reflecting the currency and duration of the insurance liabilities. For discount rate tenors, or points on the curves, where the upper-medium grade fixed-income instrument yields are not liquid or limited observable market data is available, we use various estimation techniques consistent with fair value measurement guidance.

Further details regarding reference rates used are included under “Interest Accretion and Current Discount Rates.”

Retirement and Income Solutions

The balances and the changes in the present value for expected future policy benefits were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Pension	Individual	Pension	Individual
	risk	fixed income	risk	fixed income
	transfer	annuities	transfer	annuities

	($ in millions)
Present value of expected future policy benefit payments
Balance at beginning of period	$21,211.4	$5,019.4	$25,365.8	$6,535.0
Effect of changes in discount rate assumptions at beginning of period	1,799.6	439.0	(3,386.5)	(812.6)
Balance at beginning of period at original discount rate	23,011.0	5,458.4	21,979.3	5,722.4
Effect of changes in cash flow assumptions	(53.4)	(1.3)	(7.9)	(3.0)
Effect of actual variances from expected experience	(14.6)	(0.1)	(3.2)	—
Adjusted beginning of period balance at original discount rate	22,943.0	5,457.0	21,968.2	5,719.4
Interest accrual	1,008.6	219.1	935.7	229.7
Benefit payments	(1,981.4)	(507.3)	(1,841.7)	(520.4)
Issuances	2,921.7	42.0	1,948.8	29.7
Balance at end of period at original discount rate	24,891.9	5,210.8	23,011.0	5,458.4
Effect of changes in discount rate assumptions at end of period	(1,036.1)	(296.7)	(1,799.6)	(439.0)
Future policy benefits	23,855.8	4,914.1	21,211.4	5,019.4
Reinsurance impact	(3,540.8)	(4,869.1)	—	(5,002.7)
Future policy benefits after reinsurance	$20,315.0	$45.0	$21,211.4	$16.7

Weighted-average duration for future policy benefits (years) (1)	8.5	7.9	8.5	7.9
(1)	Represents the average of the cohort-level duration of the benefit cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $763.5 million for Pension risk transfer and $142.3 million for Individual fixed income annuities.

Upper-medium grade fixed-income instrument yields increased during the year ended December 31, 2022, resulting in a decrease to the LFPB of $5,186.1 million for Pension risk transfer and $1,251.6 million for Individual fixed income annuities.

See “Interest Accretion and Current Discount Rates” for further details.

Benefits and Protection

The balances and the changes in the present value for expected net premiums and expected future policy benefits were as follows:

	For the year ended		For the year ended
	December 31, 2023		December 31, 2022
	Specialty	Life	Specialty	Life
	Benefits	Insurance	Benefits	Insurance
	Individual		Individual
	disability	Term life	disability	Term life

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$2,341.8	$3,423.2	$3,149.9	$4,193.7
Effect of changes in discount rate assumptions at beginning of period	395.2	196.0	(198.9)	(690.1)
Balance at beginning of period at original discount rate	2,737.0	3,619.2	2,951.0	3,503.6
Effect of changes in cash flow assumptions	(37.6)	143.5	(413.1)	—
Effect of actual variances from expected experience	244.3	103.3	235.9	128.6
Adjusted beginning of period balance at original discount rate	2,943.7	3,866.0	2,773.8	3,632.2
Interest accrual	95.6	171.9	95.2	162.9
Net premiums collected	(273.4)	(359.8)	(276.5)	(346.6)
Issuances	100.1	215.7	144.5	170.7
Balance at end of period at original discount rate	2,866.0	3,893.8	2,737.0	3,619.2
Effect of changes in discount rate assumptions at end of period	(313.7)	(100.1)	(395.2)	(196.0)
Balance at end of period	$2,552.3	$3,793.7	$2,341.8	$3,423.2

Present value of expected future policy benefit payments
Balance at beginning of period	$4,040.6	$4,332.2	$5,648.3	$5,311.3
Effect of changes in discount rate assumptions at beginning of period	1,021.4	251.6	(501.0)	(913.9)
Balance at beginning of period at original discount rate	5,062.0	4,583.8	5,147.3	4,397.4
Effect of changes in cash flow assumptions	(51.5)	181.8	(476.3)	—
Effect of actual variances from expected experience	260.8	116.8	240.0	139.0
Adjusted beginning of period balance at original discount rate	5,271.3	4,882.4	4,911.0	4,536.4
Interest accrual	190.1	220.1	185.4	206.8
Benefit payments	(210.0)	(330.4)	(183.7)	(340.6)
Issuances	102.8	232.0	149.3	181.2
Balance at end of period at original discount rate	5,354.2	5,004.1	5,062.0	4,583.8
Effect of changes in discount rate assumptions at end of period	(903.5)	(124.5)	(1,021.4)	(251.6)
Balance at end of period	$4,450.7	$4,879.6	$4,040.6	$4,332.2

Future policy benefits (1)	$1,898.4	$1,085.9	$1,698.8	$909.0
Reinsurance impact	(421.6)	(214.3)	(386.8)	25.6
Future policy benefits after reinsurance	$1,476.8	$871.6	$1,312.0	$934.6

Weighted-average duration for future policy benefits (years) (2)	18.4	9.4	18.5	9.6
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of the cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $36.4 million for Individual disability and $31.2 million for Term life.

Upper-medium grade fixed-income instrument yields increased during the year ended December 31, 2022, resulting in a decrease to the LFPB of $928.3 million for Individual disability and $279.4 million for Term life.

See “Interest Accretion and Current Discount Rates” for further details.

We updated our actuarial assumptions during the third quarter of 2023, resulting in a $13.9 million decrease in the LFPB and a $10.2 million increase to income before taxes, net of reinsurance, for Individual disability. This was primarily due to favorable updates to claim incidence rates. The updates also resulted in a $38.3 million increase in the LFPB and a $25.4 million decrease to income before taxes, net of reinsurance, for Term life. This was primarily due to unfavorable updates to mortality assumptions.

We updated our actuarial assumptions during the third quarter of 2022, resulting in a $63.2 million decrease in the LFPB and a $52.4 million increase to income before taxes, net of reinsurance, for Individual disability. This was primarily due to favorable updates to claim experience assumptions.

Additional Liability for Certain Benefit Features

The LFPB also includes an additional reserve on certain universal life contracts where benefit features result in gains in early years followed by losses in later years. The liability for these future losses is accrued in relation to estimated contract assessments. A premium deficiency exists if the net liabilities together with future premiums are determined to be insufficient to provide for expected future policy benefits. Premium deficiency testing considers, among other factors, anticipated investment income and does not include a provision for adverse deviation. We did not have a premium deficiency reserve as of December 31, 2023 or December 31, 2022.

The balances and the changes in the additional liability for certain benefits features for Life Insurance – Universal life contracts, excluding the impact of unrealized gains (losses), were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Balance at beginning of period	$4,095.2	$3,814.2
Effect of changes in cash flow assumptions	725.4	(6.0)
Effect of actual variances from expected experience	45.2	54.9
Interest accrual	209.2	171.2
Net assessments collected	378.1	320.3
Benefit payments	(126.6)	(91.9)
Other (1)	—	(167.5)
Balance at end of period	5,326.5	4,095.2
Reinsurance impact	(5,306.2)	(4,091.4)
Balance at end of period after reinsurance	$20.3	$3.8

Weighted-average duration for additional liability (years) (2)	26.2	27.6
(1)	Reflects the impact of re-cohorting in 2022 as a result of our decision to manage the ULSG business separately from our other UL business following the Strategic Review.
(2)	Represents the average of the cohort-level duration of the benefits less the net assessment cash flows weighted by the reserve balance for each cohort.

We updated our actuarial assumptions during the third quarter of 2023, resulting in a $725.4 million increase in the additional liability for certain benefit features primarily due to policyholder lapse behavior assumptions related to ULSG products, resulting in a $13.1 million decrease to income before taxes, net of reinsurance.

Corporate

The balances and the changes in the present value for expected net premiums and expected future policy benefits for long-term care insurance were as follows:

	For the year ended	For the year ended
	December 31, 2023	December 31, 2022

	($ in millions)
Present value of expected net premiums
Balance at beginning of period	$64.6	$62.8
Effect of changes in discount rate assumptions at beginning of period	(3.6)	(14.0)
Balance at beginning of period at original discount rate	61.0	48.8
Effect of changes in cash flow assumptions	(13.3)	10.0
Effect of actual variances from expected experience	(5.7)	4.1
Adjusted beginning of period balance at original discount rate	42.0	62.9
Interest accrual	2.9	3.3
Net premiums collected	(5.1)	(5.2)
Balance at end of period at original discount rate	39.8	61.0
Effect of changes in discount rate assumptions at end of period	3.0	3.6
Balance at end of period	$42.8	$64.6

Present value of expected future policy benefit payments
Balance at beginning of period	$248.1	$297.5
Effect of changes in discount rate assumptions at beginning of period	(18.9)	(89.5)
Balance at beginning of period at original discount rate	229.2	208.0
Effect of changes in cash flow assumptions	(40.5)	17.2
Effect of actual variances from expected experience	2.5	3.7
Adjusted beginning of period balance at original discount rate	191.2	228.9
Interest accrual	12.5	13.1
Benefit payments	(14.2)	(12.8)
Balance at end of period at original discount rate	189.5	229.2
Effect of changes in discount rate assumptions at end of period	20.0	18.9
Balance at end of period	$209.5	$248.1

Future policy benefits (1)	$166.7	$183.5
Reinsurance impact	(166.7)	(183.5)
Future policy benefits after reinsurance	$—	$—

Weighted-average duration for future policy benefits (years) (2)	10.4	11.8
(1)	Represents the present value of expected future policy benefit payments less the present value of expected net premiums.
(2)	Represents the average of cohort-level duration of the benefits less the net premium cash flows weighted by the reserve balance for each cohort.

Upper-medium grade fixed-income instrument yields decreased during the year ended December 31, 2023, resulting in an increase to the LFPB of $1.7 million.

Upper-medium grade fixed-income instrument yields increased during the year ended December 31, 2022, resulting in a decrease to the LFPB of $60.2 million.

See “Interest Accretion and Current Discount Rates” for further details.

Expected Future Gross Premiums and Benefit Payments

The amounts of expected undiscounted future benefit payments, expected undiscounted future gross premiums and expected discounted future gross premiums, utilizing the current upper-medium fixed-income instrument yield, were as follows:

	December 31, 2023	December 31, 2022

	(in millions)

Retirement and Income Solutions:
Pension risk transfer
Expected undiscounted future benefit payments	$36,325.5	$33,691.4

Individual fixed income annuities
Expected undiscounted future benefit payments	$7,292.0	$7,716.6

Benefits and Protection – Specialty Benefits:
Individual disability
Expected discounted future gross premiums	$5,456.4	$5,140.9
Expected undiscounted future gross premiums	$8,264.8	$7,978.7
Expected undiscounted future benefit payments	$8,981.2	$8,473.9

Benefits and Protection – Life Insurance:
Term life
Expected discounted future gross premiums	$6,385.1	$6,104.6
Expected undiscounted future gross premiums	$10,287.2	$10,146.3
Expected undiscounted future benefit payments	$7,832.3	$7,202.5

Corporate:
Long-term care insurance
Expected discounted future gross premiums	$42.8	$64.6
Expected undiscounted future gross premiums	$60.3	$96.5
Expected undiscounted future benefit payments	$371.0	$483.4

Interest Accretion and Current Discount Rates

The interest accretion rate shown for each level of aggregation is an average of the cohort-level accretion rates weighted by the reserve balance for each cohort within that level of aggregation. The current discount rate is calculated at a cohort-level based on current upper-medium fixed-income instrument yields and weighted by the reserve balance for each cohort within each level of aggregation. The weighted-average rates were as follows:

	Interest accretion rate		Current discount rate
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Retirement and Income Solutions:
Pension risk transfer	4.52%	4.38%	4.99%	5.31%
Individual fixed income annuities	4.22%	4.22%	4.97%	5.30%
Benefits and Protection:
Specialty Benefits:
Individual disability	3.96%	4.03%	5.05%	5.36%
Life Insurance:
Universal life	4.75%	4.73%	See note (1)	See note (1)
Term life	4.83%	4.89%	4.90%	5.22%
Corporate:
Long-term care insurance	6.16%	6.16%	5.01%	5.34%
(1)

The additional liability for certain benefit features for Life Insurance – Universal life is measured using the discount rate at contract inception. Therefore, the current discount rate is not applicable for this product.